UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	4-30-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2015 Portfolio (effective May 31, 2013, renamed One ChoiceSM 2015 Portfolio)

April 30, 2013

LIVESTRONG 2015 Portfolio - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 41.6%
NT Core Equity Plus Fund Institutional Class	2,594,928	33,552,423
NT Equity Growth Fund Institutional Class	9,638,809	110,364,361
NT Growth Fund Institutional Class	5,757,518	78,820,421
NT Large Company Value Fund Institutional Class	11,592,964	123,696,927
NT Mid Cap Value Fund Institutional Class	4,158,889	47,951,987
NT Small Company Fund Institutional Class	2,396,663	22,720,364
NT Vista Fund Institutional Class	2,822,800	33,901,832
Real Estate Fund Institutional Class	477,530	12,678,412

		463,686,727

DOMESTIC FIXED INCOME FUNDS — 37.1%
High-Yield Fund Institutional Class	6,530,531	41,664,790
Inflation-Adjusted Bond Fund Institutional Class	6,227,030	82,383,607
NT Diversified Bond Fund Institutional Class	26,184,610	290,387,320

		414,435,717

MONEY MARKET FUNDS — 8.9%
Premium Money Market Fund Investor Class	98,944,263	98,944,263

INTERNATIONAL FIXED INCOME FUNDS — 6.6%
International Bond Fund Institutional Class	5,182,686	73,697,788

INTERNATIONAL EQUITY FUNDS — 5.8%
NT Emerging Markets Fund Institutional Class	521,333	5,552,191
NT International Growth Fund Institutional Class	5,377,091	59,363,085

		64,915,276

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $937,931,375)		1,115,679,771

OTHER ASSETS AND LIABILITIES†		(150,333)

TOTAL NET ASSETS — 100.0%		$1,115,529,438

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$960,004,216
Gross tax appreciation of investments	$155,675,555
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$155,675,555

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

NT Core Equity Plus Fund Institutional Class	2,390,599	3,513,710	1,147,584	26,143	652,854	2,594,928	33,552,423
NT Equity Growth Fund Institutional Class	8,301,220	21,780,307	7,780,769	(45,950)	5,964,600	9,638,809	110,364,361
NT Growth Fund Institutional Class	4,959,081	14,215,030	3,945,294	9,492	2,692,761	5,757,518	78,820,421
NT Large Company Value Fund Institutional Class	10,584,839	18,733,362	9,071,745	92,865	2,848,763	11,592,964	123,696,927
NT Mid Cap Value Fund Institutional Class	3,890,798	5,746,817	2,939,620	76,553	1,787,365	4,158,889	47,951,987
NT Small Company Fund Institutional Class	2,126,736	3,710,666	1,428,344	55,694	1,156,616	2,396,663	22,720,364
NT Vista Fund Institutional Class	2,539,034	3,614,243	498,397	19,506	49,968	2,822,800	33,901,832
Real Estate Fund Institutional Class	420,775	1,520,791	195,558	7,666	139,525	477,530	12,678,412
High-Yield Fund Institutional Class	5,414,715	6,977,850	—	—	2,092,312	6,530,531	41,664,790
Inflation-Adjusted Bond Fund Institutional Class	4,956,388	17,812,934	1,001,046	(7,066)	1,691,000	6,227,030	82,383,607
NT Diversified Bond Fund Institutional Class	20,502,259	76,362,374	13,499,829	(78,417)	7,246,386	26,184,610	290,387,320
Premium Money Market Fund Investor Class	77,061,666	22,617,221	734,624	—	6,627	98,944,263	98,944,263
International Bond Fund Institutional Class	3,979,540	17,914,819	576,407	—	1,192,389	5,182,686	73,697,788
NT Emerging Markets Fund Institutional Class	601,196	434,149	1,061,617	135,855	23,734	521,333	5,552,191
NT International Growth Fund Institutional Class	5,231,088	7,147,705	5,537,161	108,299	779,075	5,377,091	59,363,085

		$222,101,978	$49,417,995	$400,640	$28,323,975		$1,115,679,771

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

In 2006, American Century Investment Services, Inc. entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. After May 30, 2013, the mutual funds known as LIVESTRONG Portfolios will be called One ChoiceSM Portfolios. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2020 Portfolio (effective May 31, 2013, renamed One ChoiceSM 2020 Portfolio)

April 30, 2013

LIVESTRONG 2020 Portfolio - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 44.3%
NT Core Equity Plus Fund Institutional Class	2,065,266	26,703,890
NT Equity Growth Fund Institutional Class	7,493,945	85,805,672
NT Growth Fund Institutional Class	5,264,138	72,066,050
NT Large Company Value Fund Institutional Class	9,491,934	101,278,935
NT Mid Cap Value Fund Institutional Class	3,904,221	45,015,663
NT Small Company Fund Institutional Class	1,900,846	18,020,020
NT Vista Fund Institutional Class	3,005,762	36,099,203
Real Estate Fund Institutional Class	465,289	12,353,429

		397,342,862

DOMESTIC FIXED INCOME FUNDS — 35.5%
High-Yield Fund Institutional Class	5,014,278	31,991,095
Inflation-Adjusted Bond Fund Institutional Class	4,799,370	63,495,660
NT Diversified Bond Fund Institutional Class	20,153,431	223,501,546

		318,988,301

INTERNATIONAL EQUITY FUNDS — 8.1%
NT Emerging Markets Fund Institutional Class	1,476,485	15,724,565
NT International Growth Fund Institutional Class	5,131,288	56,649,418

		72,373,983

MONEY MARKET FUNDS — 6.5%
Premium Money Market Fund Investor Class	58,560,362	58,560,362

INTERNATIONAL FIXED INCOME FUNDS — 5.6%
International Bond Fund Institutional Class	3,535,458	50,274,214

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $774,500,032)		897,539,722

OTHER ASSETS AND LIABILITIES†		170

TOTAL NET ASSETS — 100.0%		$897,539,892

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$778,181,348
Gross tax appreciation of investments	$119,438,430
Gross tax depreciation of investments	(80,056)
Net tax appreciation (depreciation) of investments	$119,358,374

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

NT Core Equity Plus Fund Institutional Class	1,527,327	7,171,793	864,528	(8,161)	468,106	2,065,266	26,703,890
NT Equity Growth Fund Institutional Class	5,166,501	28,077,096	3,405,932	(41,915)	4,112,462	7,493,945	85,805,672
NT Growth Fund Institutional Class	3,612,565	24,995,235	3,691,738	(48,451)	2,192,209	5,264,138	72,066,050
NT Large Company Value Fund Institutional Class	6,915,890	28,814,263	3,844,748	(31,011)	2,064,896	9,491,934	101,278,935
NT Mid Cap Value Fund Institutional Class	2,904,792	12,518,657	2,091,418	(13,130)	1,478,151	3,904,221	45,015,663
NT Small Company Fund Institutional Class	1,358,447	5,534,613	912,932	6,007	818,104	1,900,846	18,020,020
NT Vista Fund Institutional Class	2,161,742	10,416,005	1,128,554	(14,121)	47,560	3,005,762	36,099,203
Real Estate Fund Institutional Class	328,371	3,529,307	287,853	(7,241)	123,956	465,289	12,353,429
High-Yield Fund Institutional Class	3,304,070	11,623,070	941,654	(9,451)	1,443,568	5,014,278	31,991,095
Inflation-Adjusted Bond Fund Institutional Class	3,033,421	25,682,239	2,285,832	(8,259)	1,177,610	4,799,370	63,495,660
NT Diversified Bond Fund Institutional Class	12,561,991	93,446,860	9,406,585	(10,767)	4,937,546	20,153,431	223,501,546
NT Emerging Markets Fund Institutional Class	1,067,325	4,855,593	690,985	(27,411)	65,577	1,476,485	15,724,565
NT International Growth Fund Institutional Class	3,971,338	15,161,998	3,392,861	46,401	652,466	5,131,288	56,649,418
Premium Money Market Fund Investor Class	35,177,103	24,811,717	1,428,458	—	3,465	58,560,362	58,560,362
International Bond Fund Institutional Class	2,136,745	21,602,038	1,426,216	2,768	685,941	3,535,458	50,274,214

		$318,240,484	$35,800,294	$(164,742)	$20,271,617		$897,539,722

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

In 2006, American Century Investment Services, Inc. entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. After May 30, 2013, the mutual funds known as LIVESTRONG Portfolios will be called One ChoiceSM Portfolios. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2025 Portfolio (effective May 31, 2013, renamed One ChoiceSM 2025 Portfolio)

April 30, 2013

LIVESTRONG 2025 Portfolio - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 47.8%
NT Core Equity Plus Fund Institutional Class	3,823,181	49,433,734
NT Equity Growth Fund Institutional Class	13,486,606	154,421,643
NT Growth Fund Institutional Class	11,565,405	158,330,397
NT Large Company Value Fund Institutional Class	17,945,324	191,476,611
NT Mid Cap Value Fund Institutional Class	7,962,553	91,808,233
NT Small Company Fund Institutional Class	4,606,508	43,669,692
NT Vista Fund Institutional Class	6,484,597	77,880,008
Real Estate Fund Institutional Class	1,028,659	27,310,904

		794,331,222

DOMESTIC FIXED INCOME FUNDS — 33.4%
High-Yield Fund Institutional Class	8,781,977	56,029,016
Inflation-Adjusted Bond Fund Institutional Class	8,299,118	109,797,327
NT Diversified Bond Fund Institutional Class	35,037,280	388,563,434

		554,389,777

INTERNATIONAL EQUITY FUNDS — 9.9%
NT Emerging Markets Fund Institutional Class	3,935,425	41,912,279
NT International Growth Fund Institutional Class	11,025,263	121,718,907

		163,631,186

MONEY MARKET FUNDS — 4.9%
Premium Money Market Fund Investor Class	81,168,071	81,168,071

INTERNATIONAL FIXED INCOME FUNDS — 4.0%
International Bond Fund Institutional Class	4,699,904	66,832,638

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,381,475,638)		1,660,352,894

OTHER ASSETS AND LIABILITIES†		14,144

TOTAL NET ASSETS — 100.0%		$1,660,367,038

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,412,092,856
Gross tax appreciation of investments	$248,260,038
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$248,260,038

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

NT Core Equity Plus Fund Institutional Class	3,250,717	7,322,657	628,792	8,788	922,751	3,823,181	49,433,734
NT Equity Growth Fund Institutional Class	10,766,551	33,100,692	4,414,340	(92,762)	7,979,215	13,486,606	154,421,643
NT Growth Fund Institutional Class	9,110,642	35,704,130	4,036,976	(29,480)	5,179,465	11,565,405	158,330,397
NT Large Company Value Fund Institutional Class	15,112,679	32,370,518	5,010,329	23,371	4,206,847	17,945,324	191,476,611
NT Mid Cap Value Fund Institutional Class	6,643,037	15,449,176	1,686,469	55,278	3,246,379	7,962,553	91,808,233
NT Small Company Fund Institutional Class	3,947,074	8,565,874	2,962,235	56,345	2,124,503	4,606,508	43,669,692
NT Vista Fund Institutional Class	5,408,310	12,871,887	1,015,702	1,458	109,880	6,484,597	77,880,008
Real Estate Fund Institutional Class	825,369	4,945,067	142,892	4,716	286,888	1,028,659	27,310,904
High-Yield Fund Institutional Class	6,578,085	13,764,691	—	—	2,689,782	8,781,977	56,029,016
Inflation-Adjusted Bond Fund Institutional Class	6,003,576	30,809,541	444,925	(982)	2,162,872	8,299,118	109,797,327
NT Diversified Bond Fund Institutional Class	24,854,951	120,519,151	7,828,360	(56,992)	9,200,072	35,037,280	388,563,434
NT Emerging Markets Fund Institutional Class	3,283,139	7,633,821	958,656	(34,924)	176,927	3,935,425	41,912,279
NT International Growth Fund Institutional Class	9,828,946	19,931,660	7,695,015	125,188	1,518,719	11,025,263	121,718,907
Premium Money Market Fund Investor Class	59,881,950	21,316,859	30,738	—	5,282	81,168,071	81,168,071
International Bond Fund Institutional Class	3,098,722	23,230,914	149,172	—	986,153	4,699,904	66,832,638

		$387,536,638	$37,004,601	$60,004	$40,795,735		$1,660,352,894

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

In 2006, American Century Investment Services, Inc. entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. After May 30, 2013, the mutual funds known as LIVESTRONG Portfolios will be called One ChoiceSM Portfolios. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2030 Portfolio (effective May 31, 2013, renamed One ChoiceSM 2030 Portfolio)

April 30, 2013

LIVESTRONG 2030 Portfolio - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 51.6%
NT Core Equity Plus Fund Institutional Class	2,070,370	26,769,882
NT Equity Growth Fund Institutional Class	6,748,628	77,271,790
NT Growth Fund Institutional Class	6,858,878	93,898,036
NT Large Company Value Fund Institutional Class	9,565,837	102,067,477
NT Mid Cap Value Fund Institutional Class	3,797,151	43,781,156
NT Small Company Fund Institutional Class	3,107,633	29,460,360
NT Vista Fund Institutional Class	3,479,184	41,785,003
Real Estate Fund Institutional Class	592,867	15,740,622

		430,774,326

DOMESTIC FIXED INCOME FUNDS — 30.0%
High-Yield Fund Institutional Class	3,934,542	25,102,380
Inflation-Adjusted Bond Fund Institutional Class	3,810,329	50,410,649
NT Diversified Bond Fund Institutional Class	15,814,040	175,377,699

		250,890,728

INTERNATIONAL EQUITY FUNDS — 11.9%
NT Emerging Markets Fund Institutional Class	2,353,913	25,069,170
NT International Growth Fund Institutional Class	6,716,610	74,151,379

		99,220,549

MONEY MARKET FUNDS — 4.9%
Premium Money Market Fund Investor Class	41,071,658	41,071,658

INTERNATIONAL FIXED INCOME FUNDS — 1.6%
International Bond Fund Institutional Class	925,518	13,160,870

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $711,110,733)		835,118,131

OTHER ASSETS AND LIABILITIES†		1,337

TOTAL NET ASSETS — 100.0%		$835,119,468

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$714,660,401
Gross tax appreciation of investments	$120,555,368
Gross tax depreciation of investments	(97,638)
Net tax appreciation (depreciation) of investments	$120,457,730

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

NT Core Equity Plus Fund Institutional Class	1,491,503	7,817,495	1,009,904	(8,551)	461,218	2,070,370	26,769,882
NT Equity Growth Fund Institutional Class	4,534,797	26,908,200	3,366,293	(33,254)	3,645,329	6,748,628	77,271,790
NT Growth Fund Institutional Class	4,612,041	34,189,049	5,151,320	(69,705)	2,802,286	6,858,878	93,898,036
NT Large Company Value Fund Institutional Class	6,782,795	31,050,192	3,971,877	(23,187)	2,051,605	9,565,837	102,067,477
NT Mid Cap Value Fund Institutional Class	2,685,003	13,316,573	1,685,789	(17,265)	1,410,503	3,797,151	43,781,156
NT Small Company Fund Institutional Class	2,253,093	9,884,585	2,589,091	(23,423)	1,304,150	3,107,633	29,460,360
NT Vista Fund Institutional Class	2,435,953	13,065,836	1,535,841	(18,059)	54,030	3,479,184	41,785,003
Real Estate Fund Institutional Class	403,233	4,943,517	454,000	(13,647)	154,741	592,867	15,740,622
High-Yield Fund Institutional Class	2,520,709	9,557,768	727,026	(8,117)	1,117,786	3,934,542	25,102,380
Inflation-Adjusted Bond Fund Institutional Class	2,284,960	21,804,564	1,603,117	801	906,258	3,810,329	50,410,649
NT Diversified Bond Fund Institutional Class	9,420,248	77,359,256	6,565,574	18,404	3,780,315	15,814,040	175,377,699
NT Emerging Markets Fund Institutional Class	1,649,273	8,251,792	1,092,525	(77,289)	105,358	2,353,913	25,069,170
NT International Growth Fund Institutional Class	4,982,532	21,438,731	3,838,799	12,996	830,922	6,716,610	74,151,379
Premium Money Market Fund Investor Class	25,366,804	16,943,415	1,238,561	—	2,458	41,071,658	41,071,658
International Bond Fund Institutional Class	437,707	7,408,095	376,812	890	159,272	925,518	13,160,870

		$303,939,068	$35,206,529	$(259,406)	$18,786,231		$835,118,131

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

In 2006, American Century Investment Services, Inc. entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. After May 30, 2013, the mutual funds known as LIVESTRONG Portfolios will be called One ChoiceSM Portfolios. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2035 Portfolio (effective May 31, 2013, renamed One ChoiceSM 2035 Portfolio)

April 30, 2013

LIVESTRONG 2035 Portfolio - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 56.7%
NT Core Equity Plus Fund Institutional Class	3,030,706	39,187,028
NT Equity Growth Fund Institutional Class	10,367,354	118,706,200
NT Growth Fund Institutional Class	11,557,377	158,220,491
NT Large Company Value Fund Institutional Class	14,797,373	157,887,966
NT Mid Cap Value Fund Institutional Class	6,050,166	69,758,411
NT Small Company Fund Institutional Class	5,413,067	51,315,874
NT Vista Fund Institutional Class	5,834,410	70,071,268
Real Estate Fund Institutional Class	989,450	26,269,904

		691,417,142

DOMESTIC FIXED INCOME FUNDS — 25.7%
High-Yield Fund Institutional Class	4,822,447	30,767,209
Inflation-Adjusted Bond Fund Institutional Class	4,723,851	62,496,551
NT Diversified Bond Fund Institutional Class	19,869,836	220,356,476

		313,620,236

INTERNATIONAL EQUITY FUNDS — 13.6%
NT Emerging Markets Fund Institutional Class	4,015,168	42,761,539
NT International Growth Fund Institutional Class	11,179,297	123,419,436

		166,180,975

MONEY MARKET FUNDS — 4.0%
Premium Money Market Fund Investor Class	49,051,470	49,051,470

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,008,325,175)		1,220,269,823

OTHER ASSETS AND LIABILITIES†		700

TOTAL NET ASSETS — 100.0%		$1,220,270,523

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,028,685,657
Gross tax appreciation of investments	$191,584,166
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$191,584,166

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

NT Core Equity Plus Fund Institutional Class	2,518,988	6,343,320	324,173	4,468	709,871	3,030,706	39,187,028
NT Equity Growth Fund Institutional Class	8,074,607	26,716,772	2,473,461	(69,099)	5,977,101	10,367,354	118,706,200
NT Growth Fund Institutional Class	8,807,150	37,782,808	2,271,195	(30,146)	5,015,054	11,557,377	158,220,491
NT Large Company Value Fund Institutional Class	12,167,453	27,722,461	2,213,423	(21,130)	3,387,227	14,797,373	157,887,966
NT Mid Cap Value Fund Institutional Class	5,080,596	11,481,849	1,340,980	4,721	2,413,137	6,050,166	69,758,411
NT Small Company Fund Institutional Class	4,292,075	11,178,074	1,659,876	(22,965)	2,399,164	5,413,067	51,315,874
NT Vista Fund Institutional Class	4,840,447	12,012,358	1,011,981	(2,706)	96,147	5,834,410	70,071,268
Real Estate Fund Institutional Class	771,440	5,171,267	—	—	270,417	989,450	26,269,904
High-Yield Fund Institutional Class	3,581,135	7,760,367	—	—	1,447,958	4,822,447	30,767,209
Inflation-Adjusted Bond Fund Institutional Class	3,322,924	18,946,375	437,138	(3,033)	1,188,915	4,723,851	62,496,551
NT Diversified Bond Fund Institutional Class	13,768,000	74,280,718	6,849,646	(39,819)	5,036,870	19,869,836	220,356,476
NT Emerging Markets Fund Institutional Class	3,369,064	8,379,812	1,696,248	(79,114)	182,802	4,015,168	42,761,539
NT International Growth Fund Institutional Class	9,351,486	22,380,428	3,918,841	(83,440)	1,480,320	11,179,297	123,419,436
Premium Money Market Fund Investor Class	32,036,485	17,074,006	59,021	—	2,995	49,051,470	49,051,470

		$287,230,615	$24,255,983	$(342,263)	$29,607,978		$1,220,269,823

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

In 2006, American Century Investment Services, Inc. entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. After May 30, 2013, the mutual funds known as LIVESTRONG Portfolios will be called One ChoiceSM Portfolios. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2040 Portfolio (effective May 31, 2013, renamed One ChoiceSM 2040 Portfolio)

April 30, 2013

LIVESTRONG 2040 Portfolio - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 61.6%
NT Core Equity Plus Fund Institutional Class	1,643,008	21,244,096
NT Equity Growth Fund Institutional Class	5,144,972	58,909,927
NT Growth Fund Institutional Class	5,859,491	80,216,426
NT Large Company Value Fund Institutional Class	7,502,139	80,047,823
NT Mid Cap Value Fund Institutional Class	3,351,306	38,640,554
NT Small Company Fund Institutional Class	2,462,929	23,348,570
NT Vista Fund Institutional Class	3,231,272	38,807,575
Real Estate Fund Institutional Class	514,215	13,652,410

		354,867,381

DOMESTIC FIXED INCOME FUNDS — 22.2%
High-Yield Fund Institutional Class	1,988,854	12,688,889
Inflation-Adjusted Bond Fund Institutional Class	1,902,769	25,173,628
NT Diversified Bond Fund Institutional Class	8,089,062	89,707,700

		127,570,217

INTERNATIONAL EQUITY FUNDS — 14.6%
NT Emerging Markets Fund Institutional Class	2,416,880	25,739,767
NT International Growth Fund Institutional Class	5,266,504	58,142,206

		83,881,973

MONEY MARKET FUNDS — 1.6%
Premium Money Market Fund Investor Class	9,165,755	9,165,755

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $490,318,941)		575,485,326

OTHER ASSETS AND LIABILITIES†		1,905

TOTAL NET ASSETS — 100.0%		$575,487,231

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$492,575,658
Gross tax appreciation of investments	$82,909,668
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$82,909,668

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

NT Core Equity Plus Fund Institutional Class	1,105,545	6,927,575	599,730	(4,269)	354,480	1,643,008	21,244,096
NT Equity Growth Fund Institutional Class	3,225,417	22,227,148	1,810,900	(19,744)	2,673,791	5,144,972	58,909,927
NT Growth Fund Institutional Class	3,607,363	31,745,307	2,640,685	(25,016)	2,296,959	5,859,491	80,216,426
NT Large Company Value Fund Institutional Class	4,984,032	26,647,800	2,126,644	(3,078)	1,555,583	7,502,139	80,047,823
NT Mid Cap Value Fund Institutional Class	2,260,844	12,693,801	1,280,253	(19,451)	1,197,219	3,351,306	38,640,554
NT Small Company Fund Institutional Class	1,573,431	8,635,073	1,009,516	(17,040)	983,220	2,462,929	23,348,570
NT Vista Fund Institutional Class	2,153,929	13,232,090	1,324,118	(22,602)	48,035	3,231,272	38,807,575
Real Estate Fund Institutional Class	327,896	4,674,846	264,847	(9,471)	132,221	514,215	13,652,410
High-Yield Fund Institutional Class	1,159,364	5,508,282	323,377	(3,610)	535,449	1,988,854	12,688,889
Inflation-Adjusted Bond Fund Institutional Class	1,063,741	11,845,343	727,908	220	437,744	1,902,769	25,173,628
NT Diversified Bond Fund Institutional Class	4,501,664	42,591,648	2,877,709	7,597	1,855,434	8,089,062	89,707,700
NT Emerging Markets Fund Institutional Class	1,634,762	9,448,543	1,482,038	(101,811)	109,194	2,416,880	25,739,767
NT International Growth Fund Institutional Class	3,604,118	18,816,403	2,038,820	(33,896)	628,322	5,266,504	58,142,206
Premium Money Market Fund Investor Class	4,073,188	5,298,184	205,617	—	474	9,165,755	9,165,755

		$220,292,043	$18,712,162	$(252,171)	$12,808,125		$575,485,326

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

In 2006, American Century Investment Services, Inc. entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. After May 30, 2013, the mutual funds known as LIVESTRONG Portfolios will be called One ChoiceSM Portfolios. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2045 Portfolio (effective May 31, 2013, renamed One ChoiceSM 2045 Portfolio)

April 30, 2013

LIVESTRONG 2045 Portfolio - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 65.5%
NT Core Equity Plus Fund Institutional Class	2,808,720	36,316,751
NT Equity Growth Fund Institutional Class	7,277,936	83,332,362
NT Growth Fund Institutional Class	8,708,979	119,225,927
NT Large Company Value Fund Institutional Class	11,139,948	118,863,242
NT Mid Cap Value Fund Institutional Class	5,109,450	58,911,959
NT Small Company Fund Institutional Class	3,644,662	34,551,393
NT Vista Fund Institutional Class	4,893,617	58,772,343
Real Estate Fund Institutional Class	811,709	21,550,885

		531,524,862

DOMESTIC FIXED INCOME FUNDS — 19.1%
High-Yield Fund Institutional Class	2,402,055	15,325,108
Inflation-Adjusted Bond Fund Institutional Class	2,307,851	30,532,871
NT Diversified Bond Fund Institutional Class	9,809,731	108,789,921

		154,647,900

INTERNATIONAL EQUITY FUNDS — 15.4%
NT Emerging Markets Fund Institutional Class	4,014,346	42,752,783
NT International Growth Fund Institutional Class	7,482,274	82,604,308

		125,357,091

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $671,431,160)		811,529,853

OTHER ASSETS AND LIABILITIES†		24,341

TOTAL NET ASSETS — 100.0%		$811,554,194

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$686,334,253
Gross tax appreciation of investments	$125,195,600
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$125,195,600

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

NT Core Equity Plus Fund Institutional Class	2,243,457	6,886,842	220,003	(1,024)	639,136	2,808,720	36,316,751
NT Equity Growth Fund Institutional Class	5,460,534	20,987,443	1,741,983	(52,064)	4,082,506	7,277,936	83,332,362
NT Growth Fund Institutional Class	6,428,036	31,225,444	1,784,209	(20,544)	3,694,253	8,708,979	119,225,927
NT Large Company Value Fund Institutional Class	8,880,192	22,733,289	786,054	(12,919)	2,501,411	11,139,948	118,863,242
NT Mid Cap Value Fund Institutional Class	4,029,865	11,743,413	431,711	526	1,971,468	5,109,450	58,911,959
NT Small Company Fund Institutional Class	2,827,526	8,093,707	1,180,796	(32,113)	1,591,626	3,644,662	34,551,393
NT Vista Fund Institutional Class	3,839,534	12,083,283	418,695	(3,098)	78,715	4,893,617	58,772,343
Real Estate Fund Institutional Class	612,651	4,841,855	113,890	875	218,125	811,709	21,550,885
High-Yield Fund Institutional Class	1,697,991	4,402,277	—	—	702,706	2,402,055	15,325,108
Inflation-Adjusted Bond Fund Institutional Class	1,549,978	10,227,342	221,613	(2,259)	564,298	2,307,851	30,532,871
NT Diversified Bond Fund Institutional Class	6,513,102	39,405,999	2,972,532	(15,717)	2,445,722	9,809,731	108,789,921
NT Emerging Markets Fund Institutional Class	3,283,043	9,919,953	2,384,692	(138,037)	183,104	4,014,346	42,752,783
NT International Growth Fund Institutional Class	6,094,048	16,459,731	2,347,255	(58,226)	960,648	7,482,274	82,604,308

		$199,010,578	$14,603,433	$(334,600)	$19,633,718		$811,529,853

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

In 2006, American Century Investment Services, Inc. entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. After May 30, 2013, the mutual funds known as LIVESTRONG Portfolios will be called One ChoiceSM Portfolios. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2050 Portfolio (effective May 31, 2013, renamed One ChoiceSM 2050 Portfolio)

April 30, 2013

LIVESTRONG 2050 Portfolio - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 67.1%
NT Core Equity Plus Fund Institutional Class	1,047,817	13,548,272
NT Equity Growth Fund Institutional Class	2,750,613	31,494,519
NT Growth Fund Institutional Class	3,294,288	45,098,808
NT Large Company Value Fund Institutional Class	4,274,735	45,611,427
NT Mid Cap Value Fund Institutional Class	1,900,005	21,907,052
NT Small Company Fund Institutional Class	1,517,710	14,387,890
NT Vista Fund Institutional Class	1,822,832	21,892,212
Real Estate Fund Institutional Class	326,079	8,657,390

		202,597,570

DOMESTIC FIXED INCOME FUNDS — 16.7%
High-Yield Fund Institutional Class	783,321	4,997,587
Inflation-Adjusted Bond Fund Institutional Class	752,850	9,960,200
NT Diversified Bond Fund Institutional Class	3,196,498	35,449,167

		50,406,954

INTERNATIONAL EQUITY FUNDS — 16.2%
NT Emerging Markets Fund Institutional Class	1,786,339	19,024,506
NT International Growth Fund Institutional Class	2,693,941	29,741,106

		48,765,612

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $261,654,852)		301,770,136

OTHER ASSETS AND LIABILITIES†		43,285

TOTAL NET ASSETS — 100.0%		$301,813,421

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$262,773,576
Gross tax appreciation of investments	$38,996,560
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$38,996,560

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

NT Core Equity Plus Fund Institutional Class	691,586	4,433,919	206,793	(2,340)	218,864	1,047,817	13,548,272
NT Equity Growth Fund Institutional Class	1,724,371	11,497,246	551,710	(7,024)	1,420,011	2,750,613	31,494,519
NT Growth Fund Institutional Class	2,015,143	17,447,723	860,856	(9,398)	1,284,286	3,294,288	45,098,808
NT Large Company Value Fund Institutional Class	2,828,432	14,840,321	706,264	(6,401)	876,367	4,274,735	45,611,427
NT Mid Cap Value Fund Institutional Class	1,264,534	7,162,516	475,570	(18,393)	665,822	1,900,005	21,907,052
NT Small Company Fund Institutional Class	974,167	5,172,395	503,567	(20,096)	606,000	1,517,710	14,387,890
NT Vista Fund Institutional Class	1,204,860	7,305,220	428,099	(7,903)	26,929	1,822,832	21,892,212
Real Estate Fund Institutional Class	206,815	2,919,312	84,388	(3,043)	82,145	326,079	8,657,390
High-Yield Fund Institutional Class	451,058	2,148,828	71,312	(796)	208,820	783,321	4,997,587
Inflation-Adjusted Bond Fund Institutional Class	414,111	4,663,578	181,901	(24)	168,109	752,850	9,960,200
NT Diversified Bond Fund Institutional Class	1,743,952	17,018,042	946,103	(183)	724,413	3,196,498	35,449,167
NT Emerging Markets Fund Institutional Class	1,150,083	7,176,005	674,736	(55,114)	79,276	1,786,339	19,024,506
NT International Growth Fund Institutional Class	1,831,658	9,463,831	743,578	(29,309)	318,674	2,693,941	29,741,106

		$111,248,936	$6,434,877	$(160,024)	$6,679,716		$301,770,136

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

In 2006, American Century Investment Services, Inc. entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. After May 30, 2013, the mutual funds known as LIVESTRONG Portfolios will be called One ChoiceSM Portfolios. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2055 Portfolio (effective May 31, 2013, renamed One ChoiceSM 2055 Portfolio)

April 30, 2013

LIVESTRONG 2055 Portfolio - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 69.0%
NT Core Equity Plus Fund Institutional Class	125,840	1,627,116
NT Equity Growth Fund Institutional Class	339,557	3,887,928
NT Growth Fund Institutional Class	403,945	5,530,007
NT Large Company Value Fund Institutional Class	523,982	5,590,889
NT Mid Cap Value Fund Institutional Class	235,660	2,717,156
NT Small Company Fund Institutional Class	191,625	1,816,604
NT Vista Fund Institutional Class	226,771	2,723,520
Real Estate Fund Institutional Class	41,242	1,094,977

		24,988,197

INTERNATIONAL EQUITY FUNDS — 16.1%
NT Emerging Markets Fund Institutional Class	223,473	2,379,990
NT International Growth Fund Institutional Class	312,202	3,446,715

		5,826,705

DOMESTIC FIXED INCOME FUNDS — 14.9%
High-Yield Fund Institutional Class	85,003	542,321
Inflation-Adjusted Bond Fund Institutional Class	81,740	1,081,419
NT Diversified Bond Fund Institutional Class	341,829	3,790,887

		5,414,627

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $33,017,492)		36,229,529

OTHER ASSETS AND LIABILITIES†		104

TOTAL NET ASSETS — 100.0%		$36,229,633

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$33,175,108
Gross tax appreciation of investments	$3,054,421
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$3,054,421

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

NT Core Equity Plus Fund Institutional Class	50,151	1,029,756	125,180	759	19,551	125,840	1,627,116
NT Equity Growth Fund Institutional Class	128,167	2,655,043	389,941	(2,543)	130,151	339,557	3,887,928
NT Growth Fund Institutional Class	148,776	3,772,769	453,109	(1,513)	118,200	403,945	5,530,007
NT Large Company Value Fund Institutional Class	208,951	3,581,189	470,660	2,585	79,340	523,982	5,590,889
NT Mid Cap Value Fund Institutional Class	93,260	1,744,295	231,743	1,011	59,750	235,660	2,717,156
NT Small Company Fund Institutional Class	74,362	1,231,624	211,549	570	56,486	191,625	1,816,604
NT Vista Fund Institutional Class	88,867	1,784,417	241,529	168	2,523	226,771	2,723,520
Real Estate Fund Institutional Class	15,600	702,430	85,880	(636)	7,825	41,242	1,094,977
NT Emerging Markets Fund Institutional Class	87,371	1,677,163	268,781	(2,623)	9,050	223,473	2,379,990
NT International Growth Fund Institutional Class	130,645	2,162,504	310,602	299	28,182	312,202	3,446,715
High-Yield Fund Institutional Class	30,137	383,651	40,375	(122)	18,002	85,003	542,321
Inflation-Adjusted Bond Fund Institutional Class	27,675	790,372	77,742	(1,776)	13,403	81,740	1,081,419
NT Diversified Bond Fund Institutional Class	115,567	2,803,128	305,658	(4,988)	60,014	341,829	3,790,887

		$24,318,341	$3,212,749	$(8,809)	$602,477		$36,229,529

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

In 2006, American Century Investment Services, Inc. entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. After May 30, 2013, the mutual funds known as LIVESTRONG Portfolios will be called One ChoiceSM Portfolios. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® Income Portfolio (effective May 31, 2013, renamed One ChoiceSM In Retirement Portfolio)

April 30, 2013

LIVESTRONG Income Portfolio - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 40.3%
NT Core Equity Plus Fund Institutional Class	1,082,680	13,999,051
NT Equity Growth Fund Institutional Class	4,093,879	46,874,913
NT Growth Fund Institutional Class	2,223,769	30,443,395
NT Large Company Value Fund Institutional Class	4,817,177	51,399,284
NT Mid Cap Value Fund Institutional Class	1,641,316	18,924,377
NT Small Company Fund Institutional Class	1,003,700	9,515,078
NT Vista Fund Institutional Class	980,084	11,770,814
Real Estate Fund Institutional Class	179,030	4,753,257

		187,680,169

DOMESTIC FIXED INCOME FUNDS — 37.7%
High-Yield Fund Institutional Class	2,769,689	17,670,615
Inflation-Adjusted Bond Fund Institutional Class	2,641,752	34,950,373
NT Diversified Bond Fund Institutional Class	11,105,329	123,158,102

		175,779,090

MONEY MARKET FUNDS — 9.9%
Premium Money Market Fund Investor Class	46,036,486	46,036,486

INTERNATIONAL FIXED INCOME FUNDS — 7.0%
International Bond Fund Institutional Class	2,290,887	32,576,407

INTERNATIONAL EQUITY FUNDS — 5.1%
NT International Growth Fund Institutional Class	2,147,842	23,712,179

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $389,098,581)		465,784,331

OTHER ASSETS AND LIABILITIES†		478

TOTAL NET ASSETS — 100.0%		$465,784,809

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$400,734,977
Gross tax appreciation of investments	$65,049,354
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$65,049,354

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

NT Core Equity Plus Fund Institutional Class	943,431	2,734,205	1,087,179	5,136	261,533	1,082,680	13,999,051
NT Equity Growth Fund Institutional Class	3,359,605	13,354,570	5,591,306	(25,584)	2,441,230	4,093,879	46,874,913
NT Growth Fund Institutional Class	1,786,456	8,226,105	2,584,337	(38,183)	1,000,493	2,223,769	30,443,395
NT Large Company Value Fund Institutional Class	4,177,117	12,237,743	6,005,883	13,570	1,137,088	4,817,177	51,399,284
NT Mid Cap Value Fund Institutional Class	1,402,010	4,079,302	1,559,129	15,952	669,800	1,641,316	18,924,377
NT Small Company Fund Institutional Class	839,198	2,335,416	903,410	30,241	461,944	1,003,700	9,515,078
NT Vista Fund Institutional Class	834,795	2,376,565	764,021	(5,394)	16,690	980,084	11,770,814
Real Estate Fund Institutional Class	146,969	885,450	125,794	(4,956)	50,588	179,030	4,753,257
High-Yield Fund Institutional Class	2,165,914	4,598,008	821,660	(4,548)	858,022	2,769,689	17,670,615
Inflation-Adjusted Bond Fund Institutional Class	1,982,806	11,042,080	2,323,842	6,463	689,289	2,641,752	34,950,373
NT Diversified Bond Fund Institutional Class	8,257,704	42,215,249	10,718,272	(20,890)	2,960,190	11,105,329	123,158,102
Premium Money Market Fund Investor Class	34,761,888	13,947,036	2,672,438	—	3,010	46,036,486	46,036,486
International Bond Fund Institutional Class	1,679,263	10,872,568	2,093,711	(9,149)	503,139	2,290,887	32,576,407
NT International Growth Fund Institutional Class	1,922,365	4,836,720	2,503,261	53,486	294,553	2,147,842	23,712,179

		$133,741,017	$39,754,243	$16,144	$11,347,569		$465,784,331

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

In 2006, American Century Investment Services, Inc. entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. After May 30, 2013, the mutual funds known as LIVESTRONG Portfolios will be called One ChoiceSM Portfolios. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Aggressive

April 30, 2013

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 60.0%
Core Equity Plus Fund Investor Class	2,872,904	36,514,614
Equity Growth Fund Investor Class	2,970,809	81,518,990
Growth Fund Investor Class	4,291,841	126,437,641
Large Company Value Fund Investor Class	8,625,022	60,978,908
Mid Cap Value Fund Investor Class	2,631,544	38,657,376
Real Estate Fund Investor Class	627,174	16,613,835
Small Company Fund Investor Class	1,852,700	18,397,309
Vista Fund Investor Class(2)	5,642,035	110,583,877

		489,702,550

DOMESTIC FIXED INCOME FUNDS — 19.8%
Diversified Bond Fund Investor Class	7,254,708	81,035,085
High-Yield Fund Investor Class	7,680,856	49,003,861
Inflation-Adjusted Bond Fund Investor Class	2,436,325	32,208,212

		162,247,158

INTERNATIONAL EQUITY FUNDS — 19.2%
Emerging Markets Fund Investor Class	6,027,291	53,582,617
International Growth Fund Investor Class	8,229,410	102,949,916

		156,532,533

MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	7,995,458	7,995,458

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $651,767,460)		816,477,699

OTHER ASSETS AND LIABILITIES†		241

TOTAL NET ASSETS — 100.0%		$816,477,940

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$686,450,890
Gross tax appreciation of investments	$130,026,809
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$130,026,809

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

Core Equity Plus Fund Investor Class	2,638,269	6,242,879	713,947	40,742	769,322	2,872,904	36,514,614
Equity Growth Fund Investor Class	2,426,659	13,991,584	1,027,588	55,109	1,024,340	2,970,809	81,518,990
Growth Fund Investor Class	2,989,446	36,023,271	414,918	463	4,419,015	4,291,841	126,437,641
Large Company Value Fund Investor Class	8,152,604	11,179,136	10,078,406	(1,596,616)	725,677	8,625,022	60,978,908
Mid Cap Value Fund Investor Class	2,178,787	6,047,684	343,004	35,383	1,196,200	2,631,544	38,657,376
Real Estate Fund Investor Class	500,321	3,157,565	181,510	12,085	161,696	627,174	16,613,835
Small Company Fund Investor Class	1,520,553	3,345,383	756,374	(70,275)	150,538	1,852,700	18,397,309
Vista Fund Investor Class(2)	4,456,567	22,907,132	2,676,104	76,367	—	5,642,035	110,583,877
Diversified Bond Fund Investor Class	4,481,127	33,785,671	2,717,721	(17,291)	1,865,706	7,254,708	81,035,085
High-Yield Fund Investor Class	6,549,242	13,581,289	6,750,300	(227,752)	2,401,408	7,680,856	49,003,861
Inflation-Adjusted Bond Fund Investor Class	1,709,460	9,791,217	161,669	(2,373)	621,433	2,436,325	32,208,212
Emerging Markets Fund Investor Class	4,735,309	12,931,968	2,663,851	(126,740)	178,468	6,027,291	53,582,617
International Growth Fund Investor Class	6,960,363	18,719,283	5,542,169	(185,279)	1,456,476	8,229,410	102,949,916
Prime Money Market Fund Investor Class	5,640,611	2,354,847	—	—	531	7,995,458	7,995,458

		$194,058,909	$34,027,561	$(2,006,177)	$14,970,810		$816,477,699

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Conservative

April 30, 2013

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 39.3%
Core Equity Plus Fund Investor Class	1,102,329	14,010,598
Equity Growth Fund Investor Class	1,802,989	49,474,023
Growth Fund Investor Class	1,373,899	40,475,058
Large Company Value Fund Investor Class	9,983,983	70,586,758
Mid Cap Value Fund Investor Class	3,258,608	47,868,945
Real Estate Fund Investor Class	547,421	14,501,176
Small Company Fund Investor Class	1,085,783	10,781,821
Vista Fund Investor Class(2)	1,441,253	28,248,556

		275,946,935

DOMESTIC FIXED INCOME FUNDS — 38.7%
Diversified Bond Fund Investor Class	18,738,206	209,305,766
Inflation-Adjusted Bond Fund Investor Class	4,718,742	62,381,765

		271,687,531

INTERNATIONAL FIXED INCOME FUNDS — 8.0%
International Bond Fund Investor Class	3,961,028	56,325,819

MONEY MARKET FUNDS — 7.9%
Prime Money Market Fund Investor Class	55,336,122	55,336,122

INTERNATIONAL EQUITY FUNDS — 6.1%
International Growth Fund Investor Class	3,417,945	42,758,492

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $596,573,731)		702,054,899

OTHER ASSETS AND LIABILITIES†		3,971

TOTAL NET ASSETS — 100.0%		$702,058,870

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$617,971,370
Gross tax appreciation of investments	$84,083,529
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$84,083,529

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

Core Equity Plus Fund Investor Class	1,050,804	582,753	—	—	299,440	1,102,329	14,010,598
Equity Growth Fund Investor Class	1,708,266	3,042,467	679,328	28,310	624,452	1,802,989	49,474,023
Growth Fund Investor Class	1,000,409	10,371,538	—	—	1,434,265	1,373,899	40,475,058
Large Company Value Fund Investor Class	10,629,310	5,679,498	10,138,259	(550,216)	840,063	9,983,983	70,586,758
Mid Cap Value Fund Investor Class	3,096,936	2,993,684	844,139	17,901	1,494,220	3,258,608	47,868,945
Real Estate Fund Investor Class	488,846	1,373,622	—	—	140,631	547,421	14,501,176
Small Company Fund Investor Class	1,031,153	504,613	55,107	(1,269)	88,297	1,085,783	10,781,821
Vista Fund Investor Class(2)	1,354,274	1,670,084	111,249	6,871	—	1,441,253	28,248,556
Diversified Bond Fund Investor Class	15,205,914	43,277,103	3,916,868	(31,714)	4,901,495	18,738,206	209,305,766
Inflation-Adjusted Bond Fund Investor Class	3,852,222	11,450,638	25,842	(554)	1,212,724	4,718,742	62,381,765
International Bond Fund Investor Class	3,136,466	11,789,977	—	—	830,314	3,961,028	56,325,819
Prime Money Market Fund Investor Class	45,447,776	9,888,346	—	—	3,745	55,336,122	55,336,122
International Growth Fund Investor Class	3,421,543	2,145,579	2,121,286	(26,461)	605,351	3,417,945	42,758,492

		$104,769,902	$17,892,078	$(557,132)	$12,474,997		$702,054,899

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Moderate

April 30, 2013

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 50.1%
Core Equity Plus Fund Investor Class	3,326,303	42,277,307
Equity Growth Fund Investor Class	4,663,576	127,968,514
Growth Fund Investor Class	3,250,542	95,760,958
Large Company Value Fund Investor Class	12,770,364	90,286,470
Mid Cap Value Fund Investor Class	4,013,021	58,951,278
Real Estate Fund Investor Class	824,555	21,842,457
Small Company Fund Investor Class	2,156,543	21,414,472
Vista Fund Investor Class(2)	3,814,538	74,764,945

		533,266,401

DOMESTIC FIXED INCOME FUNDS — 27.7%
Diversified Bond Fund Investor Class	17,016,091	190,069,737
High-Yield Fund Investor Class	6,607,563	42,156,254
Inflation-Adjusted Bond Fund Investor Class	4,749,021	62,782,053

		295,008,044

INTERNATIONAL EQUITY FUNDS — 14.3%
Emerging Markets Fund Investor Class	4,845,692	43,078,200
International Growth Fund Investor Class	8,678,066	108,562,609

		151,640,809

MONEY MARKET FUNDS — 4.9%
Prime Money Market Fund Investor Class	52,257,949	52,257,949

INTERNATIONAL FIXED INCOME FUNDS — 3.0%
International Bond Fund Investor Class	2,231,500	31,731,931

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $855,336,498)		1,063,905,134

OTHER ASSETS AND LIABILITIES†		(222)

TOTAL NET ASSETS — 100.0%		$1,063,904,912

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$904,830,887
Gross tax appreciation of investments	$159,074,247
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$159,074,247

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

Core Equity Plus Fund Investor Class	3,167,053	1,868,325	—	—	890,878	3,326,303	42,277,307
Equity Growth Fund Investor Class	4,436,382	6,364,322	606,526	11,761	1,600,012	4,663,576	127,968,514
Growth Fund Investor Class	2,520,984	20,331,858	48,888	(485)	3,353,009	3,250,542	95,760,958
Large Company Value Fund Investor Class	13,928,544	4,189,089	13,236,391	(2,098,998)	1,069,097	12,770,364	90,286,470
Mid Cap Value Fund Investor Class	3,829,910	2,920,828	448,100	8,564	1,816,163	4,013,021	58,951,278
Real Estate Fund Investor Class	770,254	1,406,698	91,549	25,838	210,625	824,555	21,842,457
Small Company Fund Investor Class	2,048,800	1,009,925	81,075	(4,979)	173,671	2,156,543	21,414,472
Vista Fund Investor Class(2)	3,546,138	5,012,962	123,579	1,516	—	3,814,538	74,764,945
Diversified Bond Fund Investor Class	13,248,092	47,847,767	5,807,835	212	4,395,049	17,016,091	190,069,737
High-Yield Fund Investor Class	6,929,427	5,344,926	7,484,522	(263,026)	2,087,378	6,607,563	42,156,254
Inflation-Adjusted Bond Fund Investor Class	3,946,445	11,054,000	500,086	4,064	1,199,418	4,749,021	62,782,053
Emerging Markets Fund Investor Class	4,432,269	4,815,927	1,324,988	(29,454)	141,332	4,845,692	43,078,200
International Growth Fund Investor Class	8,552,810	6,709,456	4,984,424	(78,894)	1,524,089	8,678,066	108,562,609
Prime Money Market Fund Investor Class	43,879,863	8,390,294	12,208	—	3,515	52,257,949	52,257,949
International Bond Fund Investor Class	1,799,097	6,162,458	—	—	464,493	2,231,500	31,731,931

		$133,428,835	$34,750,171	$(2,423,881)	$18,928,729		$1,063,905,134

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Aggressive

April 30, 2013

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 73.0%
Core Equity Plus Fund Investor Class	826,496	10,504,761
Equity Growth Fund Investor Class	1,050,616	28,828,896
Growth Fund Investor Class	1,410,481	41,552,759
Large Company Value Fund Investor Class	2,972,662	21,016,717
Mid Cap Value Fund Investor Class	907,848	13,336,284
Real Estate Fund Investor Class	169,933	4,501,518
Small Company Fund Investor Class	561,418	5,574,878
Vista Fund Investor Class(2)	1,871,241	36,676,316

		161,992,129

INTERNATIONAL EQUITY FUNDS — 23.0%
Emerging Markets Fund Investor Class	1,879,226	16,706,317
International Growth Fund Investor Class	2,755,077	34,466,016

		51,172,333

DOMESTIC FIXED INCOME FUNDS — 3.0%
Diversified Bond Fund Investor Class	588,759	6,576,436

MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	2,198,891	2,198,891

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $162,240,406)		221,939,789

OTHER ASSETS AND LIABILITIES†		(1)

TOTAL NET ASSETS — 100.0%		$221,939,788

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$179,499,596
Gross tax appreciation of investments	$42,440,193
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$42,440,193

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

Core Equity Plus Fund Investor Class	855,891	788,297	1,072,943	57,517	240,980	826,496	10,504,761
Equity Growth Fund Investor Class	1,071,508	2,466,686	2,926,918	94,251	384,241	1,050,616	28,828,896
Growth Fund Investor Class	1,262,996	7,533,765	3,474,425	(35,717)	1,575,907	1,410,481	41,552,759
Large Company Value Fund Investor Class	3,416,010	1,895,502	5,166,831	(484,694)	264,403	2,972,662	21,016,717
Mid Cap Value Fund Investor Class	934,024	1,357,427	1,648,312	66,526	445,632	907,848	13,336,284
Real Estate Fund Investor Class	167,031	571,866	504,335	19,714	47,504	169,933	4,501,518
Small Company Fund Investor Class	589,533	367,750	696,374	(60,801)	49,338	561,418	5,574,878
Vista Fund Investor Class(2)	1,862,484	3,674,273	3,374,892	211,260	—	1,871,241	36,676,316
Emerging Markets Fund Investor Class	1,877,284	3,135,322	3,054,493	36,127	57,665	1,879,226	16,706,317
International Growth Fund Investor Class	2,930,630	4,711,559	6,606,965	37,130	520,427	2,755,077	34,466,016
Diversified Bond Fund Investor Class	506,975	2,054,827	1,145,782	(4,801)	161,599	588,759	6,576,436
Prime Money Market Fund Investor Class	1,961,541	437,919	200,569	—	153	2,198,891	2,198,891

		$28,995,193	$29,872,839	$(63,488)	$3,747,849		$221,939,789

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Conservative

April 30, 2013

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC FIXED INCOME FUNDS — 56.7%
Diversified Bond Fund Investor Class	10,103,894	112,860,499
Inflation-Adjusted Bond Fund Investor Class	2,655,201	35,101,753
Short Duration Fund Investor Class	2,330,001	24,581,513
Short Duration Inflation Protection Bond Fund Investor Class	2,657,566	28,063,899

		200,607,664

DOMESTIC EQUITY FUNDS — 25.3%
Core Equity Plus Fund Investor Class	277,745	3,530,144
Equity Growth Fund Investor Class	522,343	14,333,083
Growth Fund Investor Class	424,654	12,510,293
Large Company Value Fund Investor Class	3,529,931	24,956,613
Mid Cap Value Fund Investor Class	1,221,686	17,946,565
Real Estate Fund Investor Class	271,603	7,194,769
Small Company Fund Investor Class	363,092	3,605,508
Vista Fund Investor Class(2)	273,758	5,365,666

		89,442,641

INTERNATIONAL FIXED INCOME FUNDS — 10.0%
International Bond Fund Investor Class	2,493,003	35,450,502

MONEY MARKET FUNDS — 8.0%
Prime Money Market Fund Investor Class	28,090,365	28,090,365

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $317,045,282)		353,591,172

OTHER ASSETS AND LIABILITIES†		(34)

TOTAL NET ASSETS — 100.0%		$353,591,138

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$324,573,437
Gross tax appreciation of investments	$29,017,735
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$29,017,735

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2013 follows:

	July 31, 2012					April 30, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)

Diversified Bond Fund Investor Class	8,344,240	26,968,515	7,363,134	(95,038)	2,715,016	10,103,894	112,860,499
Inflation-Adjusted Bond Fund Investor Class	2,198,920	7,647,829	1,630,883	(39,288)	718,919	2,655,201	35,101,753
Short Duration Fund Investor Class	—	25,538,813	980,263	68	81,068	2,330,001	24,581,513
Short Duration Inflation Protection Bond Fund Investor Class	—	29,023,930	979,214	974	—	2,657,566	28,063,899
Core Equity Plus Fund Investor Class	272,599	513,749	441,340	22,372	82,570	277,745	3,530,144
Equity Growth Fund Investor Class	505,103	2,354,426	1,868,400	86,623	186,092	522,343	14,333,083
Growth Fund Investor Class	272,764	5,527,835	1,339,645	(24,020)	475,941	424,654	12,510,293
Large Company Value Fund Investor Class	4,008,295	4,673,935	7,178,265	463,112	303,811	3,529,931	24,956,613
Mid Cap Value Fund Investor Class	1,188,763	3,231,804	2,713,871	105,044	593,179	1,221,686	17,946,565
Real Estate Fund Investor Class	251,478	1,376,831	917,516	28,498	75,268	271,603	7,194,769
Small Company Fund Investor Class	359,650	741,735	676,079	68,968	31,624	363,092	3,605,508
Vista Fund Investor Class(2)	262,284	979,916	771,191	27,160	—	273,758	5,365,666
International Bond Fund Investor Class	2,018,705	8,599,293	1,841,904	(50,435)	540,279	2,493,003	35,450,502
Prime Money Market Fund Investor Class	67,594,361	12,013,400	51,517,396	—	3,977	28,090,365	28,090,365

		$129,192,011	$80,219,101	$594,038	$5,807,744		$353,591,172

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 26, 2013